Description of Business and Summary of Significant Accounting Policies - Regulations (Details)								1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 10, 2022 USD ($) shares	Jan. 07, 2022 USD ($) shares	Dec. 21, 2021 USD ($) $ / shares shares	Nov. 19, 2021 USD ($) $ / shares shares	Jun. 04, 2021 USD ($) shares	Apr. 06, 2021 USD ($) $ / shares shares	Apr. 05, 2021 USD ($) shares	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 14, 2022 $ / shares	Sep. 11, 2022 shares	Aug. 25, 2022 USD ($) item	Feb. 28, 2022 shares	Aug. 25, 2021 USD ($) $ / shares shares	Apr. 22, 2021 $ / shares	Mar. 12, 2021 USD ($) $ / shares shares	Jun. 30, 2020 shares	Jan. 31, 2020 shares	Nov. 09, 2016 $ / shares shares	Sep. 30, 2016 $ / shares shares
Description of Business and Summary of Significant Accounting Policies
Common stock, shares authorized | shares									37,500,000		37,500,000		37,500,000	37,500,000
Issuance of common stock									$ 804,352	$ 23,132	$ 1,007,790	$ 3,995,723	$ 7,633,045	$ 834,993
Amount of authorized units																			$ 5,000,000.00
Common stock, par value | $ / shares									$ 0.01		$ 0.01		$ 0.01	$ 0.01
Number of warrants per unit | shares																			1
Minimum target amount under offering																			$ 100,000
Number of warrants exercised for issuance of shares | shares									7,325,413		7,325,413		7,752,009	6,469,046								32,092
Exercise price of warrants | $ / shares															$ 1.77					$ 150
Proceeds from issuance of common stock warrants			$ 67,000								$ 667,290	$ 19,509	$ 1,129,535
Offering costs					$ 61,582			$ 1,357,963,000						$ 1,003,111
Regulation CF, D, and S Common Stock And Warrant Offering
Description of Business and Summary of Significant Accounting Policies
Amount of authorized units																			$ 5,000,000.00
Number of warrants per unit | shares																			1
Number of warrants exercised for issuance of shares | shares													1,357,963					77,105
Class A Common Stock
Description of Business and Summary of Significant Accounting Policies
Amount of authorized shares																					$ 5,000,000.00
Common stock, shares authorized | shares																					1,633,986
Initial minimum investment						$ 5,000															$ 25,000
Fair Value of Class A Shares of Common Stock | $ / shares						$ 3.84															$ 3.06
Issuance of common stock					$ 82,000	$ 700,000	$ 3,920,000
Issuance of common stock (in shares) | shares					21,400	182,291	1,279,825
Maximum amount of discretion of authorized shares																			$ 5,000,000.00
Number of shares per unit | shares																			1
Common stock, par value | $ / shares																			$ 0.01
Number of warrants per unit | shares																			1
Number of shares per warrant | shares																			1
Number of warrants exercised for issuance of shares | shares			400,641										400,641			1,950,000							4,660,555	400,640	400,641
Exercise price of warrants | $ / shares			$ 0.1664																					$ 0.6240	$ 0.1664
Proceeds from issuance of common stock warrants											$ 50,000		$ 0.17
Class A Common Stock | Regulation D Common Stock Offering
Description of Business and Summary of Significant Accounting Policies
Amount of authorized shares																					$ 5,000,000.00
Common stock, shares authorized | shares																					1,633,986
Initial minimum investment						$ 5,000															$ 25,000
Fair Value of Class A Shares of Common Stock | $ / shares						$ 3.84															$ 3.06
Issuance of common stock					$ 82,000	$ 700,000	$ 3,920,000
Issuance of common stock (in shares) | shares					21,400	182,291	1,279,825
Class A Common Stock | Regulation CF, D, and S Common Stock And Warrant Offering
Description of Business and Summary of Significant Accounting Policies
Maximum amount of discretion of authorized shares																			$ 5,000,000.00
Number of shares per unit | shares																			1
Common stock, par value | $ / shares																			$ 0.01
Number of shares per warrant | shares																			1
CF Common stock
Description of Business and Summary of Significant Accounting Policies
Minimum target amount under offering																			$ 100,000
Number of warrants exercised for issuance of shares | shares	1,137,975			1,250,000
Exercise price of warrants | $ / shares				$ 4.00
Proceeds from issuance of common stock warrants	$ 4,551,900			$ 5,000,000
Number of units issued | shares											1,136,725		1,088,370
Proceeds from issuance											$ 4,546,900		$ 4,353,480
Number of additional units issued | shares											49,605
Units refunded																	$ 5,000
Number of investors, units refunded | item																	2
Proceeds from issuance of additional units											$ 198,420
D Common Stock
Description of Business and Summary of Significant Accounting Policies
Number of units issued | shares											240,989		214,739
Proceeds from issuance											$ 963,956		$ 858,956
Number of additional units issued | shares											26,250
Proceeds from issuance of additional units											$ 105,000
S Common Stock
Description of Business and Summary of Significant Accounting Policies
Number of units issued | shares		56,104											54,854
Proceeds from issuance		$ 224,416											$ 219,416
Number of additional units issued | shares											1,250
Proceeds from issuance of additional units											$ 5,000